Leases (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncurrent:
Finance lease (Office and other equipment, net of accumulated depreciation and amortization)		$ 2,913	$ 14,564
Operating lease right-of-use assets	$ 378,682	470,132	592,065
Total leased assets	378,682	473,045	606,629
Current:
Finance lease		1,860	9,299
Noncurrent:
Operating lease	428,851	524,248	646,519
Total leased liabilities	$ 428,851	$ 526,108	$ 655,818